Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Disclosure of detailed information about reconciliation of income and shares in earnings per share [Text Block]
The following table presents a reconciliation of profit and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

	December 31,	December 31,	December 31,
	2018	2017	2016
(Thousands of U.S. dollars)
Profit for the year	11,138	81,999	87,045

(U.S. dollars)
Basic earnings per share	0.28	2.09	2.23
Diluted earnings per share	0.28	2.08	2.22

(Thousands of shares)
Weighted average of common shares outstanding - applicable to basic EPS	39,543	39,311	39,085

Effect of diluted securities:
Stock options and restricted stock units plan	-	18	125

Adjusted weighted average of common shares outstanding applicable to diluted EPS	39,543	39,329	39,210